SUPPLEMENTAL BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued payroll, bonuses and related expenses and Other accrued liabilities consist of the following (amounts in thousands):

	December 28, 2013	December 29, 2012

Accrued payroll, bonuses and related expenses
Accrued payroll	$1,308	$1,395
Accrued bonuses	1,774	1,721
Accrued payroll taxes	580	558
Other	587	329
	$4,249	$4,003

Other accrued liabilities
Sales and value-added taxes payable	$889	$871
Other	742	938
	$1,631	$1,809